BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	$ (39,111)	$ (32,507)	$ (26,470)
Reserve of exchange differences on translation (with Non-controlling interests)	(178,933)	(29,992)	(180,623)
Non-controlling interests [member]
Statement [Line Items]
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	(26,752)	(30,330)	(26,470)
Reserve of exchange differences on translation (with Non-controlling interests)	$ (183,419)	$ (30,971)	$ (184,876)